Intangible Assets (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Nov. 15, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 3,558,076		$ 3,558,076
Amortization	49,189
Accumulated amortization of intangible assets	$ 2,311,877